RELATED PARTY TRANSACTIONS (Details Narrative) - Record Street Brewing Co [Member] - USD ($)			1 Months Ended		9 Months Ended
	Oct. 01, 2016	May 02, 2016	Feb. 17, 2016	Jan. 29, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 26, 2016	Jan. 05, 2016	Dec. 31, 2015
Debt maturity date					Oct. 01, 2016
Accured interest on bridge loan						$ 12,000
Rent paid	$ 5,750		$ 1,000
Expenses	$ 17,250		$ 10,000		$ 51,750
Forgiven expenses					27,450
Lease expiration, date	Dec. 31, 2018		Feb. 28, 2018
Jesse Corletto [Member]
Shares issued									2,000
Share issued, per share									$ 0.001
Debt face amount					4,400	32,200
Patrick Ogle [Member]
Shares issued									2,000
Share issued, per share									$ 0.001
Debt face amount					$ 3,670	24,811			$ 100
Ian Madan [Member]
Debt conversion, amount				$ 100,000
Debt conversion, share issued				2,000
Michael Madan [Member]
Debt face amount						$ 12,000		$ 75,000
Debt conversion, amount				$ 50,000
Debt conversion, share issued				500
Bridge loaned amount		$ 100,000
Debt instrument, interest rate				18.00%
Debt maturity date		Oct. 31, 2016		Oct. 31, 2016
Terie Ogle [Member]
Debt face amount							$ 10,000